Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41115
Entity Registrant Name	Genenta Science S.p.A.
Entity Central Index Key	0001838716
Entity Incorporation, State or Country Code	L6
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	18,289,866
Contact Personnel Email Address	pierluigi.paracchi@genenta.com
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	528
Auditor Opinion [Text Block]	We have audited the accompanying consolidated Balance Sheets of Genenta Science S.p.A. (“the Company”) as of December 31, 2024, 2023, and 2022 and the related consolidated statements of operations and comprehensive loss, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2024, and the related notes to the consolidated financial statements (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, 2023 and 2022 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America
Auditor Name	Dannible & McKee, LLP
Auditor Location	Syracuse, New York
American depositary shares (each American depositary share representing one ordinary share)
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	GNTA
Security Exchange Name	NASDAQ
Ordinary shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Via Olgettina No. 58
Entity Address, City or Town	Milan
Entity Address, Country	IT
Entity Address, Postal Zip Code	20132
City Area Code	+39
Local Phone Number	02-2643-4681
Contact Personnel Name	Pierluigi Paracchi